SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of condensed financial statement balances and amounts of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 117,320		¥ 122,149	¥ 41,441	$ 17,980
Restricted cash	2,000		0		307
Amounts due from related parties	542		130,722		83
Accounts receivable, net	109,910		139,164
Prepaid expenses and other current assets	61,289		91,002		9,393
Deferred tax assets , net	40,935		68,292		6,274
Property and equipment , net	19,449		39,084		2,981
Right-of-use assets	6,926		37,215		1,061
TOTAL ASSETS	525,372		701,072		80,517
Payroll and welfare payables	58,288		48,524		8,933
Amounts due to related parties	8,785		872		1,346
Refund liabilities			180,104
Tax payables	279,383		179,421		42,817
Accrued expenses and other current liabilities	70,954		158,705		10,875
Other payable related to the disposal of Shanghai Caiyin	566,532		839,830		86,825
Lease liabilities	5,195		35,215		796
TOTAL LIABILITIES	989,137		1,442,671		$ 151,592
Net revenue	1,300,160	$ 199,258	2,230,176	2,881,940
Operating income	302,107	46,300	534,669	685,206
Net income	252,883	38,757	527,747	611,758
Net cash (used in) provided by operating activities	(35,505)	(5,439)	26,291	(228,368)
Net cash used in investing activities	33,226	5,092	(234,178)	(16,423)
Net cash used in financing activities	10,595	$ 1,624	244,674	(433,600)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	12,469		54,602
Restricted cash	2,000
Amounts due from related parties	3		1,651
Accounts receivable, net	9		110,219
Prepaid expenses and other current assets	29,676		66,722
Deferred tax assets , net	17,010		54,973
Property and equipment , net	3,582		38,303
Right-of-use assets	341		36,534
TOTAL ASSETS	65,090		363,004
Payroll and welfare payables	21,755		29,386
Amounts due to related parties	4,559		722
Refund liabilities			180,104
Tax payables	232,730		164,444
Accrued expenses and other current liabilities	24,118		121,319
Other payable related to the disposal of Shanghai Caiyin	566,532		839,830
Lease liabilities	170		34,620
TOTAL LIABILITIES	849,864		1,370,425
Net revenue	624,868		2,151,165	2,881,940
Operating income	230,415		583,741	685,206
Net income	254,283		571,227	611,758
Net cash (used in) provided by operating activities	(40,071)		19,465	(228,368)
Net cash used in investing activities	¥ (62)		(35,505)	(16,423)
Net cash used in financing activities			¥ (12,299)	¥ (433,600)